Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Grayscale Funds Trust
Entity Central Index Key	0001976672
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Grayscale Bitcoin Adopters ETF
Shareholder Report [Line Items]
Fund Name	Grayscale Bitcoin Adopters ETF
Class Name	Grayscale Bitcoin Adopters ETF
Trading Symbol	BCOR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Grayscale Bitcoin Adopters ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.grayscale.com/bcor. You can also request this information by contacting us at 1-866-775-0131.
Additional Information Phone Number	1-866-775-0131
Additional Information Website	https://etfs.grayscale.com/bcor
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Grayscale Bitcoin Adopters ETF	$27	0.59%
[1]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.59%
Net Assets	$ 2,221,908
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 8,734
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,221,908
Number of Holdings	40
Net Advisory Fee	$8,734
Portfolio Turnover	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets  as of  June 30, 2026)

Security Type	(%)
Common Stocks	99.3%
Investments Purchased with Proceeds from Securities Lending	2.6%
Money Market Funds	0.2%
Cash & Other	-2.1%

Top 10 Issuers	(%)
Tesla, Inc.	22.6%
Strategy, Inc.	17.3%
MercadoLibre, Inc.	5.2%
Block, Inc.	5.1%
Trump Media & Technology Group Corp.	4.7%
Bullish	4.6%
Coinbase Global, Inc.	4.3%
Twenty One Capital, Inc.	4.2%
Galaxy Digital, Inc.	4.0%
Metaplanet, Inc.	4.0%

Updated Prospectus Web Address	https://etfs.grayscale.com/bcor
Grayscale Bitcoin Covered Call ETF
Shareholder Report [Line Items]
Fund Name	Grayscale Bitcoin Covered Call ETF
Class Name	Grayscale Bitcoin Covered Call ETF
Trading Symbol	BTCC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Grayscale Bitcoin Covered Call ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.grayscale.com/btcc. You can also request this information by contacting us at 1-866-775-0131.
Additional Information Phone Number	1-866-775-0131
Additional Information Website	https://etfs.grayscale.com/btcc
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Grayscale Bitcoin Covered Call ETF	$28	0.65%
[2]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.65%
Net Assets	$ 13,427,364
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 56,864
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$13,427,364
Number of Holdings	5
Net Advisory Fee	$56,864
Portfolio Turnover	—%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets  as of  June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	85.5%
Purchased Options	20.2%
Money Market Funds	1.7%
Written Options	-7.3%
Cash & Other	-0.1%

Top Issuers	(%)
United States Treasury Bill	85.5%
Grayscale Bitcoin Trust ETF, Expiration: 12/18/2026; Exercise Price: $39.88	20.2%
First American Government Obligations Fund - Class X	1.7%
Grayscale Bitcoin Trust ETF, Expiration: 07/10/2026; Exercise Price: $47.28 (Short)	-1.0%
Grayscale Bitcoin Trust ETF, Expiration: 12/18/2026; Exercise Price: $39.88 (Short)	-6.3%

Updated Prospectus Web Address	https://etfs.grayscale.com/btcc
Grayscale Bitcoin Miners ETF
Shareholder Report [Line Items]
Fund Name	Grayscale Bitcoin Miners ETF
Class Name	Grayscale Bitcoin Miners ETF
Trading Symbol	MNRS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Grayscale Bitcoin Miners ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.grayscale.com/mnrs. You can also request this information by contacting us at 1-866-775-0131.
Additional Information Phone Number	1-866-775-0131
Additional Information Website	https://etfs.grayscale.com/mnrs
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Grayscale Bitcoin Miners ETF	$35	0.59%
[3]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.59%
Net Assets	$ 14,774,380
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 36,407
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$14,774,380
Number of Holdings	27
Net Advisory Fee	$36,407
Portfolio Turnover	23%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets  as of  June 30, 2026)

Security Type	(%)
Common Stocks	99.5%
Investments Purchased with Proceeds from Securities Lending	31.3%
Money Market Funds	0.8%
Cash & Other	-31.6%

Top 10 Issuers	(%)
IREN Ltd.	13.8%
Hut 8 Corp.	12.1%
Applied Digital Corp.	9.9%
Riot Platforms, Inc.	4.7%
MARA Holdings, Inc.	4.6%
Bitdeer Technologies Group	4.4%
Core Scientific, Inc.	4.3%
Terawulf, Inc.	4.2%
Cipher Digital, Inc.	4.2%
Keel Infrastructure Corp.	4.2%

Updated Prospectus Web Address	https://etfs.grayscale.com/mnrs
Grayscale Bitcoin Premium Income ETF
Shareholder Report [Line Items]
Fund Name	Grayscale Bitcoin Premium Income ETF
Class Name	Grayscale Bitcoin Premium Income ETF
Trading Symbol	BPI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Grayscale Bitcoin Premium Income ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.grayscale.com/bpi. You can also request this information by contacting us at 1-866-775-0131.
Additional Information Phone Number	1-866-775-0131
Additional Information Website	https://etfs.grayscale.com/bpi
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Grayscale Bitcoin Premium Income ETF	$27	0.65%
[4]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.65%
Net Assets	$ 2,873,994
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 10,543
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,873,994
Number of Holdings	7
Net Advisory Fee	$10,543
Portfolio Turnover	—%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets  as of  June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	82.8%
Purchased Options	22.2%
Money Market Funds	0.3%
Written Options	-5.4%
Cash & Other	0.1%

Top Issuers	(%)
United States Treasury Bill	82.8%
Grayscale Bitcoin Trust ETF, Expiration: 12/18/2026; Exercise Price: $38.51	22.2%
First American Government Obligations Fund - Class X	0.3%
Grayscale Bitcoin Trust ETF, Expiration: 07/17/2026; Exercise Price: $55.22 (Short)	0.0%
Grayscale Bitcoin Trust ETF, Expiration: 07/17/2026; Exercise Price: $52.79 (Short)	0.0%
Grayscale Bitcoin Trust ETF, Expiration: 07/17/2026; Exercise Price: $56.74 (Short)	0.0%
Grayscale Bitcoin Trust ETF, Expiration: 12/18/2026; Exercise Price: $38.51 (Short)	-5.4%

Updated Prospectus Web Address	https://etfs.grayscale.com/bpi
Grayscale Ethereum Covered Call ETF
Shareholder Report [Line Items]
Fund Name	Grayscale Ethereum Covered Call ETF
Class Name	Grayscale Ethereum Covered Call ETF
Trading Symbol	ETCO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Grayscale Ethereum Covered Call ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.grayscale.com/etco. You can also request this information by contacting us at 1-866-775-0131.
Additional Information Phone Number	1-866-775-0131
Additional Information Website	https://etfs.grayscale.com/etco
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Grayscale Ethereum Covered Call ETF	$26	0.65%
[5]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.65%
Net Assets	$ 3,510,945
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 16,790
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$3,510,945
Number of Holdings	6
Net Advisory Fee	$16,790
Portfolio Turnover	—%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets  as of  June 30, 2026)
Security Type Breakdown

Security Type	(%)
U.S. Treasury Bills	84.8%
Purchased Options	24.5%
Money Market Funds	2.5%
Written Options	-11.9%
Cash & Other	0.1%

Top Issuers	(%)
United States Treasury Bill	84.8%
Grayscale Ethereum Staking Mini ETF, Expiration: 12/18/2026; Exercise Price: $12.78	24.5%
First American Government Obligations Fund	2.5%
Grayscale Ethereum Staking Mini ETF, Expiration: 07/10/2026; Exercise Price: $15.45 (Short)	-0.2%
Grayscale Ethereum Staking Mini ETF, Expiration: 07/10/2026; Exercise Price: $15.28 (Short)	-3.0%
Grayscale Ethereum Staking Mini ETF, Expiration: 12/18/2026; Exercise Price: $12.78 (Short)	-8.7%

Updated Prospectus Web Address	https://etfs.grayscale.com/etco

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized

[5]
*	Annualized